CAPITAL INCOME BUILDER, INC.
            333 South Hope Street, Los Angeles, California  90071
                            Telephone  (213)486-9200

                                             January 5, 2001

Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

 Re: Capital Income Builder, Inc.
     File Nos.  811-5085
                33-12967

Ladies/Gentlemen:

 Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on 12/29/00 of Registrant's Post-Effective Amendment No. 17 under The Securities Act of 1933 and Amendment No. 19 under The Investment Company Act of 1940.

                                             Sincerely,
                                             /s/ Vincent P. Corti
                                             Vincent P. Corti
                                             Secretary

Attachments

cc:   Mr. Bric Barrientos
     (Division of Investment Management)